Document and Entity Information	Dec. 10, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 10, 2021
Entity Registrant Name	Block, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-37622
Entity Tax Identification Number	80-0429876
Entity Address, Address Line One	1455 Market Street
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94103
City Area Code	415
Local Phone Number	375-3176
Entity Information, Former Legal or Registered Name	Square, Inc.
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.0000001 par value per share
Trading Symbol	SQ
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001512673
Amendment Flag	false